Long Term Debts (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 02, 2023	Jun. 01, 2021	Mar. 27, 2023	Nov. 30, 2016	Dec. 31, 2022	Mar. 31, 2022
Long Term Debts [Abstract]
Loan amount						$ 25,000
Interest rate			3.38%			2.25%
Total equity attributable					$ 100,000
Cash and cash equivalent					$ 10,000
Financial debts not exceed percentage		30.00%			50.00%
Loan agreement description			the Company entered into a loan agreement with an Israeli bank, pursuant to which, the Company borrowed $20,000 for a four-year term (the “Bank Loan”). The Bank Loan will mature on March 27, 2027, and will be repaid in four (4) equal annual instalments of $6,052 (including interest) starting March 27, 2024. The Bank Loan bears interest at the rate SOFR + 3.38%. The Bank Loan, which may be prepaid under certain circumstances, is subject to various financial covenants which mainly consist of the following:
Loan obtained		$ 15,000		$ 31,356
Fixed interest rate	2.60%
Equity		$ 150,000